TAXES ON INCOME (Schedule of Corporate Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Zurich, Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%	21.00%	21.00%
Geneva, Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	14.00%	14.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%	21.00%	21.00%
Germany [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	16.00%	16.00%	16.00%